Discontinued Operations	12 Months Ended
Sep. 30, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 5 — DISCONTINUED OPERATIONS

On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries (together the “Target companies”), comprised of (i) Xianjin Technology, a 85% subsidiary of Gongyu Education; (ii) Zhouzhi Culture, a 100% subsidiary of Gongyu Education; (iii) Shanghai Jinheyu, a 51% subsidiary of Gongyu Education, (iv) Hangzhou Jicai, a 100% subsidiary of Zhouzhi Culture; (v) Qinshang Education, a 100% subsidiary of Zhouzhi Culture; and (vi) Hongkou Tutorial, a 90% subsidiary of Xianjin Technology, for a consideration of approximately $702,346 (RMB5,000,000). The transaction was closed on July 21, 2025.

The Company determined that the disposal met the criteria to be classified as a discontinued operation and, as a result, the historical financial results are reflected in the Company’s consolidated financial statements as a discontinued operation. The disposal represents a strategic shift that has a significant effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations were retroactively classified as assets/liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were retroactively reported as loss from discontinued operations for years ended 2025, 2024 and 2023, respectively.

The aggregated financial results of the discontinued business are set forth below:

	For the Years Ended September 30,
	2025	2024	2023
Revenues	$1,785,472	$4,077,723	$3,562,604
Cost of revenues	1,449,578	2,699,066	3,048,189
Gross profit	335,894	1,378,657	514,415
Operating expenses	1,032,456	2,201,723	3,348,299
Loss from operations	(696,562)	(823,066)	(2,833,884)
Total other income (expenses), net	1,413,974	(977,744)	(204,649)
Income (loss) before income taxes	717,412	(1,800,810)	(3,038,533)
Income taxes provision	-	1,693	37,458
Income (loss) from discontinued operations, net of tax	$717,412	$(1,802,503)	$(3,075,991)

Assets and liabilities of the discontinued operations:

	September 30, 2025	September 30, 2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$102,602
Contract assets	-	563,583
Inventories	-	297,346
Prepayments and other current assets	-	629,424
TOTAL CURRENT ASSETS	-	1,592,955
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net	-	82,276
Operating lease right-of-use assets, net	-	287,788
Prepayments and other non-current assets	-	1,133,955
TOTAL NON-CURRENT ASSETS	-	1,504,019
TOTAL ASSETS	$-	$3,096,974
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$1,124,362
Deferred revenue	-	1,416,780
Accrued expenses and other liabilities	-	581,361
Refund liabilities	-	235,169
Loan from third parties	-	447,914
Operating lease liabilities-current	-	132,592
Taxes payable	-	2,799,614
TOTAL CURRENT LIABILITIES	-	6,737,792

NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	-	148,191
Due to a related party	-	491,721
Long-term loan from third party	-	68,275
TOTAL NON-CURRENT LIABILITIES	-	708,187
TOTAL LIABILITIES	$-	$7,445,979